CAPITAL STOCK - Disclosure of detailed information about change in restricted share units outstanding (Details) - Share	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Restricted share units, beginning of period	958,500	625,000
Vested	(312,500)
Granted	430,000	333,500
Restricted share units, end of period	1,076,000	958,500